Offerings	Jul. 23, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock Shares, par value $0.001 per share
Amount Registered | shares	859,952
Proposed Maximum Offering Price per Unit | $ / shares	12.845
Maximum Aggregate Offering Price	$ 11,046,083
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,691.16
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover an indeterminate number of shares of common stock, par value $0.001 per share (“Common Stock”), of Cyclacel Pharmaceuticals, Inc. (the “Registrant”) that may be issued and resold resulting from stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of Common Stock on The Nasdaq Capital Market on July 21, 2025. This calculation is in accordance with Rule 457(c) of the Securities Act.The Amount Registered of the Registrant’s Common Stock includes 205,952 shares of Common Stock and up to 654,000 shares of Common Stock underlying the Series F Preferred Stock.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock Shares, par value $0.001 per share
Amount Registered | shares	1,962,000
Proposed Maximum Offering Price per Unit | $ / shares	12.845
Maximum Aggregate Offering Price	$ 25,201,890
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,858.41
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover an indeterminate number of shares of common stock, par value $0.001 per share (“Common Stock”), of Cyclacel Pharmaceuticals, Inc. (the “Registrant”) that may be issued and resold resulting from stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of Common Stock on The Nasdaq Capital Market on July 21, 2025. This calculation is in accordance with Rule 457(c) of the Securities Act.The Amount Registered of the Registrant’s Common Stock includes up to 1,962,000 shares of Common Stock underlying the Registrant’s Common Warrants.